Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about investment property [line items]
Other Non-Operating Expense	$ (4.2)	$ (0.3)
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	0.40%	0.15%
Top of range [member]
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	5.25%	5.75%